UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value
AIRPORT SERVICES — 5.2%
Aeroports de Paris (France)	7,530	$903,064
Flughafen Zuerich (Switzerland)	510	418,535
Grupo Aeroportuario del Pacifico, Cl B (Mexico)	55,750	439,945
Grupo Aeroportuario del Sureste, Cl B (Mexico)	26,935	402,675

		2,164,219

ELECTRIC UTILITIES — 17.7%
American Electric Power	8,200	463,874
Edison International	13,300	798,133
Enel (Italy)	198,403	933,902
Eversource Energy	17,310	860,653
Exelon	23,800	763,742
ITC Holdings	16,600	560,748
NextEra Energy	11,070	1,164,564
OGE Energy	15,600	464,256
Power Assets Holdings (Hong Kong)	76,400	719,918
Red Electrica (Spain)	7,247	579,177

		7,308,967

GAS UTILITIES — 1.2%
Enagas (Spain)	18,330	514,949

HIGHWAYS — 13.4%
Atlantia (Italy)	31,342	837,127
Ferrovial (Spain)	65,403	1,590,290
Transurban Group (Australia)	218,082	1,589,291
Vinci (France)	23,471	1,505,377

		5,522,085

INDEPENDENT POWER PRODUCERS & ENERGY — 1.6%
NRG Yield, Cl A	33,600	662,256

INDUSTRIAL CONGLOMERATES — 1.3%
Beijing Enterprises Holdings (Hong Kong)	72,100	530,591

MARINE PORTS & SERVICES — 2.2%
COSCO Pacific (Hong Kong)	449,500	586,786
Hamburger Hafen und Logistik (Germany)	16,892	324,746

		911,532

MULTI-UTILITIES — 12.9%
Dominion Resources	18,530	1,328,601
DTE Energy	13,800	1,110,348
National Grid PLC (United Kingdom)	119,670	1,594,292

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — continued
NiSource	19,600	$342,216
Sempra Energy	9,400	956,732

		5,332,189

OIL & GAS STORAGE & TRANSPORTATION — 14.6%
Columbia Pipeline Group	16,700	487,306
Cone Midstream Partners LP [1]	44,919	718,255
EnLink Midstream LLC	16,700	450,065
EQT Midstream Partners LP [1]	7,525	592,820
Plains GP Holdings LP, Cl A	19,800	507,672
Sunoco Logistics Partners LP [1]	22,258	832,894
TransCanada (Canada)	25,300	983,292
Valero Energy Partners LP [1]	3,100	145,607
Veresen (Canada)	42,000	475,284
Williams	15,800	829,184

		6,022,379

RAILROADS — 16.6%
Asciano (Australia)	56,755	337,274
Aurizon Holdings (Australia)	241,100	934,032
Central Japan Railway (Japan)	7,500	1,314,399
East Japan Railway (Japan)	18,900	1,868,116
Genesee & Wyoming, Cl A *	10,200	726,444
Union Pacific	17,144	1,673,083

		6,853,348

RENEWABLE ELECTRICITY — 3.5%
NextEra Energy Partners LP [1]	18,300	652,944
TerraForm Power, Cl A	26,000	784,160

		1,437,104

SPECIALIZED — 5.2%
Crown Castle International †	26,300	2,154,233

WATER UTILITIES — 3.7%
Severn Trent PLC (United Kingdom)	7,416	255,249
Suez Environnement (France)	34,822	667,536
United Utilities Group PLC (United Kingdom)	44,725	623,014

		1,545,799

TOTAL COMMON STOCK (Cost $40,555,211)		40,959,651

TOTAL INVESTMENTS — 99.1% (Cost $40,555,211) @		$40,959,651

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2015
(Unaudited)

Percentages are based on Net Assets of $41,317,305.

(1)	Securities considered Master Limited Partnership. At July 31, 2015, these securities amounted to $2,942,520 or 7.1% of net assets.
*	Non-income producing security.
†	Real Estate Investment Trust.

CL — Class

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

As of July 31, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2015, there were no transfers between levels and there were no Level 3 securities.

@ At July 31, 2015, the tax basis cost of the Fund’s investments was $40,555,211, and the unrealized appreciation and depreciation were $2,433,028 and $(2,028,588), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015